Document And Entity Information	Mar. 31, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2022
Entity Registrant Name	ONCORUS, INC.
Entity Central Index Key	0001671818
Entity Emerging Growth Company	true
Entity File Number	001-39575
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-3779757
Entity Address, Address Line One	50 Hampshire Street
Entity Address, Address Line Two	Suite 401
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	(857)
Local Phone Number	320-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	ONCR
Security Exchange Name	NASDAQ